Restatement of Previously Issued Financial Statements (Tables)	3 Months Ended
Dec. 31, 2020
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule of impact of restatement on balance sheets

	As of December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Balance Sheet
Total assets	$276,772,221	$—	$276,772,221
Liabilities and stockholders’ equity
Total current liabilities	$170,629	$—	$170,629
Deferred underwriting commissions	9,625,000	—	9,625,000
Derivative warrant liabilities	—	16,905,000	16,905,000
Total liabilities	9,795,629	16,905,000	26,700,629
Class A Common Stock, $0.0001 par value; shares subject to possible redemption	261,976,590	(16,905,000)	245,071,590
Stockholders’ equity
Preferred stock- $0.0001 par value	—	—	—
Class A Common Stock - $0.0001 par value	130	169	299
Class B common stock - $0.0001 par value	688	—	688
Additional paid-in-capital	5,113,832	1,597,355	6,711,187
Accumulated deficit	(114,648)	(1,597,524)	(1,712,172)
Total stockholders’ equity	5,000,002	—	5,000,002
Total liabilities and stockholders’ equity	$276,772,221	$—	$276,772,221

	As of December 11, 2020
	As
	Previously	Restatement
	Reported	Adjustment	As Restated
Balance Sheet
Total assets	$276,800,681	$—	$276,800,681
Liabilities and stockholders’ equity
Total current liabilities	$137,300	$—	$137,300
Deferred underwriting commissions	9,625,000	—	9,625,000
Derivative warrant liabilities	—	15,783,330	15,783,330
Total liabilities	9,762,300	15,783,330	25,545,630
Class A Common Stock, $0.0001 par value; shares subject to possible redemption	262,038,380	(15,783,330)	246,255,050
Stockholders’ equity
Preferred stock- $0.0001 par value	—	—	—
Class A Common Stock - $0.0001 par value	130	157	287
Class B common stock - $0.0001 par value	688	—	688
Additional paid-in-capital	5,052,042	475,697	5,527,739
Accumulated deficit	(52,859)	(475,854)	(528,713)
Total stockholders’ equity	5,000,001	—	5,000,001
Total liabilities and stockholders’ equity	$276,800,681	$—	$276,800,681

Schedule of impact of restatement on statements of operations

	Period From September 18, 2020 (Inception) Through December 31, 2020
	As Previously	Restatement	As
	Reported	Adjustment	Restated
Statement of Operations
Loss from operations	$(114,648)	$—	$(114,648)
Other (expense) income:
Financing cost – derivative warrant liabilities	—	(475,854)	(475,854)
Change in fair value of derivative warrant liabilities	—	(1,121,670)	(1,121,670)
Total other (expense) income	—	(1,597,524)	(1,597,524)
Net loss	$(114,648)	$(1,597,524)	$(1,712,172)
Basic and Diluted weighted-average Class A common shares outstanding	27,500,000	—	27,500,000
Basic and Diluted net income per Class A common share	$—	—	$-
Basic and Diluted weighted-average Class B common shares outstanding	6,375,000	—	6,375,000
Basic and Diluted net loss per Class B common share	$—	(0.27)	$(0.27)

Schedule of impact of restatement on statements of cash flows

	Period From September 18, 2020 (Inception) Through December 31, 2020
	As
	Previously	Restatement
	Reported	Adjustment	As Restated
Statement of Cash Flows
Net loss	$(114,648)	$(1,597,524)	$(1,712,172)
Adjustment to reconcile net loss to net cash used in operating activities	(667,891)	1,597,524	929,633
Net cash used in operating activities	(782,539)	—	(782,539)
Net cash used in investing activities	(275,000,000)	—	(275,000,000)
Net cash provided by financing activities	276,787,884	—	276,787,884
Net change in cash	$1,005,345	$—	$1,005,345